Right of use assets (Tables)	3 Months Ended
Mar. 31, 2025
Schedule of right of use assets
	March 31,	December 31,
	2025	2024

Beginning Balance	$401	$381

Depreciation	(87)	(333)
New leases	58	353
Adjustment	(19)	-
Ending Balance	$353	$401